Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of New and Revised Standards and Interpretations
The accounting principles applied generally correspond to the policies used in the prior year.
NEW OR REVISED STANDARDS AND INTERPRETATIONS ADOPTED FOR THE FIRST TIME IN THE FINANCIAL YEAR

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Possible Impact on MorphoSys
IFRS 3 (A)	Business Combinations	01/01/2020	yes	none
IFRS 9, IAS 39 and IFRS 7 (A)	Interest Rate Benchmark Reform	01/01/2020	yes	none
IFRS 16 (A)	Covid-19-Related Rent Concessions	01/01/2020	yes	none
IAS 1 and IAS 8 (A)	Definition of Material	01/01/2020	yes	yes

	Amendments to References to the Conceptual Framework in IFRS Standards	01/01/2020	yes	none

(A) Amendments

Summary of Contract Liabilities
The following table shows the contractual cash flows of financial liabilities as of the reporting date.

	12/31/2020	12/31/2020	12/31/2020	12/31/2020
in €; due in	Less than One Year	Between One and Five Years	More than Five Years	Total
Trade Accounts Payable	47,558,635	0	0	47,558,635
Convertible Bonds	2,031,250	333,125,000	0	335,156,250
Financial Liabilities from Collaborations	161,250	180,346,823	529,337,547	709,845,620

	12/31/2019	12/31/2019	12/31/2019	12/31/2019
in €; due in	Less than One Year	Between One and Five Years	More than Five Years	Total
Trade Accounts Payable	10,655,014	0	0	10,655,014
Convertible Bonds due to Related Parties	12,324	0	0	12,324

Summary of New and Revised Standards and Interpretations, Which Were Not Yet Mandatory for Financial Year or Were Not Yet Adopted by European Union, Were Not Applied
The following new or revised standards that were not yet mandatory in the reporting period or have not yet been adopted by the European Union, have not been applied prematurely. The effects on the consolidated financial statements of standards marked with “yes” are considered probable and are currently being examined by the Group. Only significant effects are described in more detail. The effects on the consolidated financial statements of the extensions to IAS 1 and IAS 8 are not considered material and, therefore, not explained separately. Standards with the comment “none” are not expected to have a material impact on the consolidated financial statements.

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Possible Impact on MorphoSys
IFRS 3 (A)	Reference to the Conceptual Framework	01/01/2022	no	none
IFRS 4 (A)	Extension of the Temporary Exemption from Applying IFRS 9	01/01/2021	no	none
IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (A)	Interest Rate Benchmark Reform – Phase 2	01/01/2021	yes	none
IFRS 17 and IFRS 17 (A)	Insurance Contracts and Amendments to IFRS 17	01/01/2023	no	none
IAS 1 (A)	Classification of Liabilities as Current or Non-current	01/01/2023	no	yes
IAS 1 (A)	Disclosure of Accounting policies	01/01/2023	no	yes
IAS 8 (A)	Definition of Accounting Estimates	01/01/2023	no	yes
IAS 16 (A)	Property, Plant and Equipment – Proceeds before Intended Use	01/01/2022	no	none
IAS 37 (A)	Amended by Onerous Contracts – Cost of Fulfilling a Contract	01/01/2022	no	none

	Annual Improvements to International Financial Reporting Standards, 2018 – 2020	01/01/2022	no	none

(A) Amendments

Summary of Detailed Information About In Significant Investments In Subsidiaries Explanatory
The following Group subsidiary was included in the scope of consolidation, as shown in the table below.

Company	Purchase of Shares / Establishment	Included in Basis of Consolidation since
MorphoSys US Inc., Boston, Massachusetts, USA	July 2018	07/02/2018

Summary of Changes in Impairment Losses for Credit Risks
The changes in impairment losses for credit risks (see Note 2.4) recognized in the statement of profit or loss for the financial years 2020, 2019 and 2018 under the item impairment losses on financial assets were determined based on the rationale that negative values represent additions and positive values represent reversals of risk provisions. There were no impairments in the 2020 financial year. The increase in this allowance compared to January 1, 2020 was primarily the result of the increase of financial assets at amortized cost for which impairment losses are determined.

	General Impairment Model			Simplified Impairment Model		Total
in 000’ €	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3
Balance as of January 1, 2019	(665)	(506)	0	(90)	0	(1,261)
Unused Amounts Reversed	445	427	0	90	0	962
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0	0	(80)	0	(80)
Change between Impairment Stages	(79)	79	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2019	(299)	0	0	(80)	0	(379)
Balance as of January 1, 2020	(299)	0	0	(80)	0	(379)
Unused Amounts Reversed	299	0	0	80	0	379
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(1,001)	0	0	(424)	0	(1,425)
Change between Impairment Stages	0	0	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2020	(1,001)	0	0	(424)	0	(1,425)

Summary of Impairment Losses for Credit Risks on Financial Assets
The Group recognizes impairment losses for default risks for financial assets as follows:

Balance Sheet Item as of December 31, 2020	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)	Impairment (in 000’ €)	Carrying Amount (in 000’ €)	Average Impairment Rate
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	109,797	(2)	109,795	0.0%
Other Financial Assets at Amortized Cost	low	Expected Twelve-Month Loss	847,300	(999)	846,301	0.1%
Accounts Receivable	low	Lifetime Expected Credit Losses	83,778	(424)	83,354	0.5%

Balance Sheet Item as of December 31, 2019	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)	Impairment (in 000’ €)	Carrying Amount (in 000’ €)	Average Impairment Rate
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	44,314	0	44,314	0.0%
Other Financial Assets at Amortized Cost	low	Expected Twelve-Month Loss	293,958	(299)	293,659	0.1%
Accounts Receivable	low	Lifetime Expected Credit Losses	15,162	(80)	15,082	0.5%

Summary of Accounts Receivables by Region
The table below shows the accounts receivables by region as of the reporting date.

in €	12/31/2020	12/31/2019
Europe and Asia	4,451,611	6,984,944
USA and Canada	79,326,304	8,176,758
Other	0	0
Impairment	(423,639)	(80,000)

Total	83,354,276	15,081,702

Summary of Maturities of Accounts Payable
The following table shows the contractual cash flows of financial liabilities as of the reporting date.

	12/31/2020	12/31/2020	12/31/2020	12/31/2020
in €; due in	Less than One Year	Between One and Five Years	More than Five Years	Total
Trade Accounts Payable	47,558,635	0	0	47,558,635
Convertible Bonds	2,031,250	333,125,000	0	335,156,250
Financial Liabilities from Collaborations	161,250	180,346,823	529,337,547	709,845,620

	12/31/2019	12/31/2019	12/31/2019	12/31/2019
in €; due in	Less than One Year	Between One and Five Years	More than Five Years	Total
Trade Accounts Payable	10,655,014	0	0	10,655,014
Convertible Bonds due to Related Parties	12,324	0	0	12,324

Summary of Exposure to Foreign Currency Risk
The Group’s exposure to foreign currency risk based on the carrying amounts of the items is shown in the table below.

as of December 31, 2020; in €	US$	Other
Cash and Cash Equivalents	76,581,756	0
Financial Assets at Fair Value through Profit or Loss	115,134,211	0
Other Financial Assets at Amortized Cost	57,326,015	0
Accounts Receivable	28,455,909	0
Financial Assets from Collaborations	42,870,499	0
Restricted Cash (included in Other Assets, Net of Current Portion)	712,891	0
Accounts Payable and Accruals	(51,436,436)	(52,305)
Financial Liabilities from Collaborations	(516,505,855)	0

Total	(246,861,010)	(52,305)

as of December 31, 2019; in €	US$	Other
Cash and Cash Equivalents	17,913,455	0
Financial Assets at Fair Value through Profit or Loss	16,221,808	0
Other Financial Assets at Amortized Cost	41,756,008	0
Accounts Receivable	978,368	0
Restricted Cash (included in Other Assets, Net of Current Portion)	289,537	0
Accounts Payable and Accruals	(4,910,130)	(5,662)
Gesamt	72,249,046	(5,662)

Summary of Fair Values of Financial Assets and Liabilities and Carrying Amounts
The table below shows the fair values of financial assets and liabilities and the carrying amounts presented in the consolidated balance sheet.

December 31, 2020;
in 000’ €	Note		Hierarchy Level	Not classified into a Measurement Category	Financial Assets at Amortized Cost	Financial Assets at Fair Value (Through Profit or Loss)
Cash and Cash Equivalents	6.1	*		0	109,795	0
Financial Assets at Fair Value through Profit or Loss	6.2		1	0	0	287,938
Other Financial Assets at Amortized Cost	6.2	*		0	649,713	0
Accounts Receivable	6.3	*		0	83,354	0
Financial Assets from Collaborations	4		3	0	0	42,870
Other Receivables			*	0	2,159	0
Current Financial Assets				0	845,021	330,808
Other Financial Assets at Amortized Cost, Net of Current Portion	6.2		2	0	196,588	0
Prepaid Expenses and Other Assets, Net of Current Portion	6.12
thereof Non-Financial Assets			n/a	183	0	0
thereof Restricted Cash			2	0	1,384	0
Non-current Financial Assets				183	197,972	0

Total				183	1,042,993	330,808

Accounts Payable and Accruals	7.1	*		0	0	0
Current Portion of Lease Liabilities	6.8		n/a	(3,056)	0	0
Current Portion of Convertible Bond	7.5		2	0	0	0
Current Portion of Financial Liabilities from Collaborations				0	0	0
Current Financial Liabilities				(3,056)	0	0
Lease Liabilities, Net of Current Portion	6.8		n/a	(41,964)	0	0
Convertible Bond, Net of Current Portion	7.5		2	0	0	0
Financial Liabilities from Collaborations, Net of Current Portion	4		3	0	0	0
Non-current Financial Liabilities				(41,964)	0	0

Total				(45,020)	0	0

* Declaration waived in line with IFRS 7.29 (a). For these instruments the carrying amount is a reasonable approximation of fair value.
** Declaration waived in line with IFRS 7.29 (d) as disclosure is not required for lease liabilities.

Financial Assets at Fair Value (Through Other Comprehensive Income)	Financial Liabilities at Amortized Cost	Financial Liabilities at Fair Value	Total Carrying Amount	Fair value
0	0	0	109,795	*
0	0	0	287,938	287,938
0	0	0	649,713	*
0	0	0	83,354	*
0	0	0	42,870	42,870
0	0	0	2,159	*
0	0	0	1,175,829
0	0	0	196,588	197,749
			1,567
0	0	0	183	n/a
0	0	0	1,384	1,384
0	0	0	198,155

0	0	0	1,373,985

0	(128,554)	0	(128,554)	*
0	0	0	(3,056)	*	*
0	(423)	0	(423)	*
0	(155)	0	(155)	*
0	(129,132)	0	(132,188)
0	0	0	(41,964)	*	*
0	(272,760)	0	(272,760)	(334,124)
0	(516,351)	0	(516,351)	(617,178)
0	(789,111)	0	(831,075)

0	(918,243)	0	(963,263)

December 31, 2019;
in 000’ €	Note		Hierarchy Level	Not classified into a Measurement Category	Financial Assets at Amortized Cost	Financial Assets at Fair Value (Through Profit or Loss)
Cash and Cash Equivalents	6.1	*		0	44,314	0
Financial Assets at Fair Value through Profit or Loss	6.2		1	0	0	20,455
Other Financial Assets at Amortized Cost	6.2	*		0	207,735	0
Accounts Receivable	6.3	*		0	15,082	0
Other Receivables
thereof Financial Assets			*	0	1,217	0
thereof Forward Exchange Contracts used for Hedging	6.4		2	0	0	396
Current Financial Assets				0	268,348	20,851
Other Financial Assets at Amortized Cost, Net of Current Portion	6.2		2	0	84,922	0
Shares at Fair Value through Other Comprehensive Income	6.9
thereof Shares at Level 1			1	0	0	0
thereof Shares at Level 3			3	0	0	0
Prepaid Expenses and Other Assets, Net of Current Portion	6.10
thereof Non-Financial Assets			n/a	147	0	0
thereof Restricted Cash			2	0	989	0
Non-current Financial Assets				147	85,911	0

Total				147	354,259	20,851

Accounts Payable and Accruals	7.1	*		0	0	0
Current Portion of Lease Liabilities	6.7		n/a	(2,515)	0	0
Convertible Bonds – Liability Component			2	0	0	0
Current Financial Liabilities				(2,515)	0	0
Lease Liabilities, Net of Current Portion	6.7		n/a	(40,042)	0	0
Non-current Financial Liabilities				(40,042)	0	0

Total				(42,557)	0	0

* Declaration waived in line with IFRS 7.29 (a). For these instruments the carrying amount is a reasonable approximation of fair value.
** Declaration waived in line with IFRS 7.29 (d) as disclosure is not required for lease liabilities.

Financial Assets at Fair Value (Through Other Comprehensive Income)	Financial Liabilities at Amortized Cost	Financial Liabilities at Fair Value	Total Carrying Amount	Fair value
0	0	0	44,314 *
0	0	0	20,455	20,455
0	0	0	207,735 *
0	0	0	15,082 *
			1,613
0	0	0	1,217 *
0	0	0	396	396
0	0	0	289,199
0	0	0	84,922	84,922
			14,077
13,690	0	0	13,690	13,690
387	0	0	387	387
			1,136
0	0	0	147	n/a
0	0	0	989	989
14,077	0	0	100,135

14,077	0	0	389,334

0	(57,042)	0	(57,042)	*
0	0	0	(2,515)	*	*
0	(12)	0	(12)	(12)
0	(57,042)	0	(59,569)
0	0	0	(40,042)	*	*
0	(12)	0	(40,042)

0	(57,054)	0	(99,611)

Summary of Capital Management

in 000’ €	12/31/2020	12/31/2019
Stockholders’ Equity	621,322	394,702
In % of Total Capital	37.4%	79.5%
Total Liabilities	1,038,191	101,738
In % of Total Capital	62.6%	20.5%

Total Capital	1,659,513	496,439

Summary of Net Liabilities and Other Changes which are presented in Operating Activities
Following overview contains the presentation and development of net liabilities. „Other Changes” include non-cash
movements, including accrued interest expense, which are presented in operating activities in the cash flow statement.

in 000’ €	Lease Liabilities	Financial Liabilities from Collaborations	Convertible Bonds	Sub-Total	Cash and Cash Equivalents	Financial Assets at Fair Value through Profit or Loss	Financial Assets from Collaborations	Total
Balance as of January 1, 2019	(40,783)	0	0	(40,783)	45,460	44,581	0	49,258
Cash Flows	3,280	0	0	3,280	79,837	(24,854)	0	58,263
New Leases	(4,122)	0	0	(4,122)	0	0	0	(4,122)
Exchange differences	0	0	0	0	87	(24)	0	63
Other Changes	(932)	0	0	(932)	(81,070)	752	0	(81,250)

Balance as of December 31, 2019	(42,557)	0	0	(42,557)	44,314	20,455	0	22,212

Balance as of January 1, 2020	(42,557)	0	0	(42,557)	44,314	20,455	0	22,212
Cash Flows	3,918	(542,599)	(319,946)	(858,627)	26,813	281,761	32,413	(517,640)
New Leases	(5,286)	0	0	(5,286)	0	0	0	(5,286)
Exchange differences	0	66,379	0	66,379	3,398	(877)	(5,549)	63,350
Changes recognized in Equity	0	0	49,217	49,217	0	0	0	49,217
Other Changes	(1,094)	(40,285)	(2,454)	(43,833)	35,270	(13,402)	16,007	(5,958)

Balance as of December 31, 2020	(45,019)	(516,506)	(273,183)	(834,708)	109,795	287,938	42,870	(394,105)

Summary of Estimated Useful Life or Remaining Term of Lease of Property Plant and Equipment

Asset Class	Useful Life	Depreciation Rates
Office Equipment	8 years	13%
Laboratory Equipment	4 years	25%
Low-value Office and Laboratory Equipment	Immediately	100%
Computer Hardware	3 years	33%
Permanent Improvements to Property/Buildings	10 years	10%

Summary Of Useful Lives Of Intangible Assets Including Goodwill
Goodwill is recognized for expected synergies from business combinations and the skills of the acquired workforce. Goodwill is tested annually for impairment (see Note 6.9).

Intangible Asset Class	Useful Life	Amortization Rates
Patents	10 years	10%
Licenses and Licenses for Marketed Products	8 - 24 years	13% - 4%
In-process R&D Programs	Not yet amortized, Impairment Only	-
Software	3 - 5 years	33% - 20%
Goodwill	Impairment Only	-